Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2020

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.05%

Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	7,246,295	$181,085
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I*(d)	3,819,846	90,110
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	10,776,868	178,788
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(d)	5,801,381	91,372
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	9,805,065	180,119
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	9,937,319	181,356
Total Investments in Underlying Funds (cost $967,341,080)		902,830

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.07%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $630,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $639,448; proceeds: $624,005 (cost $623,961)	$624	624
Total Investments in Securities 100.12% (cost $967,965,041)		903,454
Liabilities in Excess of Cash and Other Assets (0.12)%		(1,057)
Net Assets 100.00%		$902,397

*	Non-income producing security.
(a)	Affiliated issuer. (see Note 4)
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$902,830	$—	$—	$902,830
Short-Term Investment
Repurchase Agreement	—	624	—	624
Total	$902,830	$624	$—	$903,454

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - DURABLE GROWTH FUND January 31, 2020

Investments	Shares		Fair Value (000)
COMMON STOCKS 99.02%

Aerospace & Defense 4.08%

Airbus SE(a)	EUR	190	$28
Airbus SE ADR		59,364	2,178
L3Harris Technologies, Inc.		10,877	2,407
TransDigm Group, Inc.		4,852	3,121
Total			7,734

Banks 0.87%

First Republic Bank		14,871	1,649

Beverages 3.24%

Brown-Forman Corp. Class B		22,935	1,551
Coca-Cola Co. (The)		78,727	4,598
Total			6,149

Biotechnology 2.73%

AbbVie, Inc.		26,765	2,168
Neurocrine Biosciences, Inc.*		6,966	697
Vertex Pharmaceuticals, Inc.*		10,182	2,312
Total			5,177

Capital Markets 1.00%

Moody’s Corp.		7,427	1,907

Chemicals 0.75%

Air Products & Chemicals, Inc.		5,947	1,420

Construction Materials 0.88%

Vulcan Materials Co.		11,815	1,673

Containers & Packaging 0.61%

Avery Dennison Corp.		8,763	1,150

Entertainment 2.06%

Netflix, Inc.*		7,243	2,500
Walt Disney Co. (The)		10,248	1,417
Total			3,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - DURABLE GROWTH FUND January 31, 2020

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 1.98%

American Tower Corp.	9,318	$2,159
SBA Communications Corp.	6,419	1,602
Total		3,761

Food & Staples Retailing 1.03%

Walmart, Inc.	17,140	1,962

Health Care Equipment & Supplies 5.07%

ABIOMED, Inc.*	4,461	831
Align Technology, Inc.*	5,795	1,490
Boston Scientific Corp.*	40,857	1,711
Danaher Corp.	10,801	1,738
DexCom, Inc.*	3,370	811
Intuitive Surgical, Inc.*	3,441	1,926
Teleflex, Inc.	2,980	1,107
Total		9,614

Health Care Providers & Services 2.05%

Anthem, Inc.	5,795	1,537
Centene Corp.*	37,334	2,345
Total		3,882

Hotels, Restaurants & Leisure 2.00%

Aramark	43,038	1,900
Chipotle Mexican Grill, Inc.*	2,198	1,905
Total		3,805

Industrial Conglomerates 2.76%

Honeywell International, Inc.	16,979	2,941
Roper Technologies, Inc.	6,029	2,301
Total		5,242

Information Technology Services 10.55%

Fidelity National Information Services, Inc.	21,370	3,070
Genpact Ltd.	47,351	2,096
Global Payments, Inc.	12,206	2,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - DURABLE GROWTH FUND January 31, 2020

Investments	Shares	Fair Value (000)
Information Technology Services (continued)

Mastercard, Inc. Class A	19,726	$6,232
PayPal Holdings, Inc.*	26,215	2,986
Visa, Inc. Class A	16,355	3,254
Total		20,024

Insurance 0.73%

RenaissanceRe Holdings Ltd.	7,356	1,394

Interactive Media & Services 11.36%

Alphabet, Inc. Class A*	9,318	13,351
Facebook, Inc. Class A*	31,376	6,335
IAC/InterActiveCorp.*	7,672	1,869
Total		21,555

Internet & Direct Marketing Retail 6.29%

Amazon.com, Inc.*	5,947	11,946

Machinery 0.89%

Stanley Black & Decker, Inc.	10,568	1,684

Multi-Line Retail 0.74%

Dollar Tree, Inc.*	16,119	1,403

Oil, Gas & Consumable Fuels 0.75%

Pioneer Natural Resources Co.	10,488	1,416

Pharmaceuticals 3.92%

AstraZeneca plc ADR	22,463	1,094
Bristol-Myers Squibb Co.	30,053	1,892
Merck & Co., Inc.	10,719	916
Zoetis, Inc.	26,372	3,539
Total		7,441

Professional Services 0.94%

CoStar Group, Inc.*	2,735	1,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - DURABLE GROWTH FUND January 31, 2020

Investments	Shares	Fair Value (000)
Road & Rail 1.75%

J.B. Hunt Transport Services, Inc.	16,355	$1,765
Old Dominion Freight Line, Inc.	7,903	1,551
Total		3,316

Semiconductors & Semiconductor Equipment 5.08%

Analog Devices, Inc.	23,084	2,534
Lam Research Corp.	4,461	1,330
NVIDIA Corp.	9,318	2,203
QUALCOMM, Inc.	23,557	2,010
Xilinx, Inc.	18,553	1,567
Total		9,644

Software 15.02%

Microsoft Corp.	105,264	17,919
RingCentral, Inc. Class A*	14,401	2,961
salesforce.com, Inc.*	19,726	3,596
ServiceNow, Inc.*	7,903	2,673
Splunk, Inc.*	8,763	1,360
Total		28,509

Specialty Retail 3.39%

Burlington Stores, Inc.*	11,425	2,485
O’Reilly Automotive, Inc.*	4,612	1,873
TJX Cos., Inc. (The)	35,054	2,069
Total		6,427

Technology Hardware, Storage & Peripheral 4.66%

Apple, Inc.	28,577	8,845

Textiles, Apparel & Luxury Goods 1.84%

NIKE, Inc. Class B	36,309	3,497
Total Investments in Common Stocks 99.02% (cost $190,847,607)		187,929
Cash and Other Assets in Excess of Liabilities 0.98%		1,866
Net Assets 100.00%		$189,795

ADR	American Depositary Receipt.
EUR	Euro.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - DURABLE GROWTH FUND January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$187,929	$—	$—	$187,929
Total	$187,929	$—	$—	$187,929

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND January 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.52%

Aerospace & Defense 2.17%

L3Harris Technologies, Inc.	1,208	$268

Apparel 2.76%

NIKE, Inc. Class B	3,554	342

Automotive 2.52%

Tesla, Inc.*	480	312

Banks: Regional 1.89%

JPMorgan Chase & Co.	1,766	234

Biotechnology Research & Production 5.26%

Argenx SE ADR*	1,353	195
Mirati Therapeutics, Inc.*	1,459	127
Vertex Pharmaceuticals, Inc.*	1,450	329
Total		651

Computer Hardware 9.59%

Apple, Inc.	2,604	806
EPAM Systems, Inc.*	1,671	381
Total		1,187

Computer Software 21.91%

Adobe, Inc.*	1,045	367
Alteryx, Inc. Class A*	2,274	317
DocuSign, Inc.*	4,258	335
Microsoft Corp.	5,676	966
Paycom Software, Inc.*	1,003	319
RingCentral, Inc. Class A*	1,983	408
Total		2,712

Drugs 2.46%

Zoetis, Inc.	2,274	305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND January 31, 2020

Investments	Shares	Fair Value (000)
Electrical Equipment 10.48%

Advanced Micro Devices, Inc.*	5,920	$278
Applied Materials, Inc.	4,335	251
NVIDIA Corp.	1,972	466
QUALCOMM, Inc.	3,533	302
Total		1,297

Electrical: Household 2.68%

Generac Holdings, Inc.*	3,207	332

Entertainment 1.62%

Live Nation Entertainment, Inc.*	2,935	200

Financial Services 6.06%

Mastercard, Inc. Class A	2,375	750

Health Care Products 5.07%

Insulet Corp.*	1,743	338
Intuitive Surgical, Inc.*	515	289
Total		627

Media 1.84%

Walt Disney Co. (The)	1,647	228

Retail 2.42%

Lululemon Athletica, Inc. (Canada)*(a)	1,253	300

Technology 18.79%

Alibaba Group Holding Ltd. ADR*	1,386	286
Alphabet, Inc. Class A*	406	582
Amazon.com, Inc.*	313	629
Facebook, Inc. Class A*	1,348	272
Match Group, Inc.*	3,031	237
Shopify, Inc. Class A (Canada)*(a)	685	319
Total		2,325
Total Common Stocks (cost $10,345,891)		12,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND January 31, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 4.57%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $535,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2021; value: $579,245; proceeds: $566,436 (cost $566,396)	$566	$566
Total Investments in Securities 102.09% (cost $10,912,287)		12,636
Liabilities in Excess of Cash and Other Assets (2.09)%		(259)
Net Assets 100.00%		$12,377

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,070	$—	$—	$12,070
Short-Term Investment
Repurchase Agreement	—	566	—	566
Total	$12,070	$566	$—	$12,636

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FOCUSED LARGE CAP VALUE FUND January 31, 2020

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 98.50%

COMMON STOCKS 96.85%

Advertising 1.48%

Omnicom Group, Inc.	8,098	$610

Aerospace & Defense 3.41%

General Dynamics Corp.	8,027	1,408

Air Transportation 2.93%

Delta Air Lines, Inc.	21,745	1,212

Auto Parts: Original Equipment 2.35%

Lear Corp.	7,890	972

Automotive 3.05%

Cummins, Inc.	7,886	1,262

Banks: Regional 7.19%

Citigroup, Inc.	20,768	1,545
Wells Fargo & Co.	30,413	1,428
Total		2,973

Chemicals 3.12%

Dow, Inc.*	27,999	1,290

Drugs 6.51%

CVS Health Corp.	20,626	1,399
McKesson Corp.	9,070	1,293
Total		2,692

Electrical Equipment 3.95%

Intel Corp.	25,520	1,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED LARGE CAP VALUE FUND January 31, 2020

Investments	Shares		Fair Value (000)
Electronics 2.60%

Avnet, Inc.		29,470	$1,075

Financial Services 8.91%

Ally Financial, Inc.		39,376	1,261
Ameriprise Financial, Inc.		7,853	1,299
E*TRADE Financial Corp.		26,343	1,123
Total			3,683

Financial: Miscellaneous 2.65%

KKR & Co., Inc. Class A		34,320	1,095

Health Care Services 6.12%

Laboratory Corp. of America Holdings*		7,560	1,326
Universal Health Services, Inc. Class B		8,775	1,203
Total			2,529

Household Equipment/Products 3.76%

Spectrum Brands Holdings, Inc.		25,276	1,552

Insurance 9.74%

American International Group, Inc.		26,306	1,322
AXA SA(a)	EUR	50,680	1,348
Axis Capital Holdings Ltd.		21,070	1,354
Total			4,024

Machinery: Agricultural 2.38%

Altria Group, Inc.		20,720	985

Machinery: Industrial/Specialty 3.31%

Westinghouse Air Brake Technologies Corp.		18,525	1,368

Manufacturing 2.19%

General Electric Co.		72,740	906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED LARGE CAP VALUE FUND January 31, 2020

Investments	Shares	Fair Value (000)
Media 1.29%

ViacomCBS, Inc.	15,676	$535

Oil 5.89%

Suncor Energy, Inc. (Canada)(b)	41,170	1,259
Total SA ADR	24,200	1,176
Total		2,435

Oil: Integrated Domestic 2.51%

National Oilwell Varco, Inc.	50,337	1,037

Real Estate 0.58%

Outfront Media, Inc.	8,120	241

Retail 4.63%

Foot Locker, Inc.	23,865	906
Urban Outfitters, Inc.*	39,275	1,006
Total		1,912

Steel 3.08%

Nucor Corp.	26,809	1,273

Telecommunications 3.22%

Verizon Communications, Inc.	22,404	1,332
Total Common Stocks (cost $39,523,678)		40,033

	Principal Amount (000)
CORPORATE BONDS 1.65%

Industrial Conglomerates

General Electric Co.(c) (cost $646,523)	$687,000	681
Total Long-Term Investments (cost $40,170,201)		40,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FOCUSED LARGE CAP VALUE FUND January 31, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.23%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $485,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2021; value: $525,110; proceeds: $510,333 (cost $510,297)	$510	$510
Total Investments in Securities 99.73% (cost $40,680,498)		41,224
Other Assets in Excess of Liabilities 0.27%		110
Net Assets 100.00%		$41,334

ADR	American Depositary Receipt.
EUR	Euro.
LIBOR	London Interbank Offered Rate.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	The security has an interest rate of 5.00% (3 Mo. LIBOR + 3.33%) with a perpetual maturity date.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Insurance	$2,676	$1,348	$—	$4,024
Remaining Industries	36,009	—	—	36,009
Corporate Bonds	—	681	—	681
Short-Term Investment
Repurchase Agreement	—	510	—	510
Total	$38,685	$2,539	$—	$41,224

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND January 31, 2020

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 101.03%

COMMON STOCKS 99.08%

Aerospace & Defense 3.52%

Triumph Group, Inc.	122,491	$2,502
Vectrus, Inc.*	34,000	1,896
Total		4,398

Airlines 0.79%

Hawaiian Holdings, Inc.	35,303	984

Auto Components 5.76%

American Axle & Manufacturing Holdings, Inc.*	247,359	2,286
Cooper-Standard Holdings, Inc.*	67,830	1,799
LCI Industries	28,881	3,118
Total		7,203

Automobiles 2.70%

Thor Industries, Inc.	41,977	3,380

Banks 14.95%

BankUnited, Inc.	104,600	3,452
Columbia Banking System, Inc.	31,938	1,236
FB Financial Corp.	62,000	2,210
First Merchants Corp.	47,521	1,889
Opus Bank	129,701	3,455
Sterling Bancorp	124,700	2,494
TCF Financial Corp.	67,596	2,858
Valley National Bancorp	104,165	1,097
Total		18,691

Building Products 3.26%

Masonite International Corp.*	54,244	4,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND January 31, 2020

Investments	Shares	Fair Value (000)
Capital Markets 9.04%

Artisan Partners Asset Management, Inc. Class A	1,635	$55
Brightsphere Investment Group, Inc.*	248,393	2,288
Golub Capital BDC, Inc.	131,690	2,424
Legg Mason, Inc.	56,300	2,204
Moelis & Co. Class A	43,700	1,573
TPG Specialty Lending, Inc.	51,276	1,106
Victory Capital Holdings, Inc. Class A	79,369	1,656
Total		11,306

Chemicals 2.38%

AdvanSix, Inc.*	159,044	2,977

Communications Equipment 1.71%

Plantronics, Inc.	74,500	2,140

Construction & Engineering 7.96%

Arcosa, Inc.	74,409	3,256
Comfort Systems USA, Inc.	67,722	3,142
EMCOR Group, Inc.	31,792	2,612
Primoris Services Corp.	44,000	939
Total		9,949

Electronic Equipment, Instruments & Components 1.80%

Avnet, Inc.	61,758	2,254

Equity Real Estate Investment Trusts 2.02%

Outfront Media, Inc.	84,767	2,521

Health Care Equipment & Supplies 2.38%

Natus Medical, Inc.*	95,096	2,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND January 31, 2020

Investments	Shares		Fair Value (000)
Health Care Providers & Services 1.98%

AMN Healthcare Services, Inc.*		23,998	$1,617
Triple-S Management Corp. Class B*		48,891	861
Total			2,478

Hotels, Restaurants & Leisure 1.02%

Brinker International, Inc.		29,793	1,272

Household Products 2.68%

Spectrum Brands Holdings, Inc.		54,527	3,349

Insurance 5.17%

Axis Capital Holdings Ltd.		32,800	2,108
Lancashire Holdings Ltd.(a)	GBP	233,800	2,309
ProSight Global, Inc.*		141,330	2,045
Total			6,462

Leisure Products 3.20%

Malibu Boats, Inc. Class A*		91,400	4,002

Machinery 7.64%

Alamo Group, Inc.		25,242	3,144
Blue Bird Corp.*		98,000	1,933
Columbus McKinnon Corp.		86,200	3,016
Hillenbrand, Inc.		50,243	1,459
Total			9,552

Media 4.10%

Entercom Communications Corp. Class A		513,000	2,037
Gray Television, Inc.*		52,868	1,072
Nexstar Media Group, Inc. Class A		16,596	2,010
Total			5,119

Metals & Mining 2.44%

Lundin Mining Corp.(a)	CAD	581,800	3,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND January 31, 2020

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 4.17%

Antero Midstream Corp.	129,245	$651
Centennial Resource Development, Inc. Class A*	269,378	878
Par Pacific Holdings, Inc.*	117,208	2,358
Parsley Energy, Inc. Class A	79,535	1,324
Total		5,211

Semiconductors & Semiconductor Equipment 3.27%

Advanced Energy Industries, Inc.*	23,900	1,671
Ichor Holdings Ltd.*	72,200	2,411
Total		4,082

Specialty Retail 3.64%

Urban Outfitters, Inc.*	105,951	2,712
Williams-Sonoma, Inc.	26,291	1,843
Total		4,555

Thrifts & Mortgage Finance 1.50%

Essent Group Ltd.	37,700	1,870
Total Common Stocks (cost $117,125,805)		123,856

	Principal Amount (000)
CORPORATE BONDS 1.95%

Oil, Gas & Consumable Fuels 0.87%

Centennial Resource Production LLC†(b)	$1,100,000	1,091

Real Estate Management & Development 1.08%

Realogy Group LLC†(c)	1,300,000	1,352
Total Corporate Bonds (cost $2,244,827)		2,443
Total Long-Term Investments (cost $119,370,632)		126,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND January 31, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.86%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $2,340,000 of U.S. Treasury Note at 2.250% due 4/30/2021 value: $2,375,093; proceeds: $2,328,234 (cost $2,328,069)	$2,328	$2,328
Total Investments in Securities 102.89% (cost $121,698,701)		128,627
Liabilities in Excess of Cash, Foreign Cash and Other Assets (2.89)%		(3,614)
Net Assets 100.00%		$125,013

CAD	Canadian dollar.
GBP	British pound.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2020, the total value of Rule 144A securities was $2,443, which represents 1.95% of net assets.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	The security has an interest rate 6.88% with a maturity of 4/01/2027.
(c)	The security has an interest rate 9.38% with a maturity of 4/01/2027.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks	$123,856	$—	$—	$123,856
Corporate Bonds	—	2,443	—	2,443
Short-Term Investment
Repurchase Agreement	—	2,328	—	2,328
Total	$123,856	$4,771	$—	$128,627

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.56%

Aerospace & Defense 4.25%

General Dynamics Corp.	237,082	$41,594
United Technologies Corp.	402,940	60,521
Total		102,115

Auto Components 0.86%

Lear Corp.	167,799	20,669

Banks 12.09%

Citigroup, Inc.	814,934	60,639
East West Bancorp, Inc.	688,633	31,567
JPMorgan Chase & Co.	575,743	76,206
Signature Bank	152,240	21,601
U.S. Bancorp	761,105	40,506
Wells Fargo & Co.	1,281,238	60,141
Total		290,660

Beverages 1.61%

PepsiCo, Inc.	272,000	38,629

Biotechnology 1.01%

Amgen, Inc.	62,768	13,561
Gilead Sciences, Inc.	168,953	10,678
Total		24,239

Building Products 1.11%

Masco Corp.	563,390	26,772

Capital Markets 4.13%

Ameriprise Financial, Inc.	171,861	28,428
E*TRADE Financial Corp.	836,577	35,655
T. Rowe Price Group, Inc.	263,801	35,225
Total		99,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2020

Investments	Shares	Fair Value (000)
Chemicals 3.24%

Corteva, Inc.*	887,310	$25,661
Dow, Inc.*	364,810	16,807
PPG Industries, Inc.	295,339	35,393
Total		77,861

Consumer Finance 0.30%

Ally Financial, Inc.	227,000	7,271

Diversified Telecommunication Services 2.68%

Verizon Communications, Inc.	1,083,110	64,380

Electric: Utilities 5.95%

American Electric Power Co., Inc.	253,942	26,466
Duke Energy Corp.	335,122	32,718
Edison International	503,598	38,550
NextEra Energy, Inc.	168,451	45,179
Total		142,913

Electrical Equipment 1.48%

Hubbell, Inc.	248,856	35,644

Electronic Equipment, Instruments & Components 1.08%

Avnet, Inc.	711,689	25,970

Energy Equipment & Services 0.88%

National Oilwell Varco, Inc.	1,030,345	21,235

Entertainment 2.00%

Walt Disney Co. (The)	346,891	47,978

Equity Real Estate Investment Trusts 2.44%

Alexandria Real Estate Equities, Inc.	178,625	29,151
Prologis, Inc.	316,857	29,430
Total		58,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2020

Investments	Shares		Fair Value (000)
Food Products 3.73%

Danone SA(a)	EUR	142,000	$11,364
General Mills, Inc.		455,100	23,765
J.M. Smucker Co. (The)		215,700	22,349
Nestle SA ADR		292,023	32,198
Total			89,676

Health Care Equipment & Supplies 1.65%

Medtronic plc (Ireland)(b)		343,619	39,667

Health Care Providers & Services 6.32%

Anthem, Inc.		117,376	31,137
CVS Health Corp.		513,176	34,804
Laboratory Corp. of America Holdings*		103,491	18,152
McKesson Corp.		130,773	18,650
Quest Diagnostics, Inc.		170,831	18,906
Universal Health Services, Inc. Class B		220,000	30,164
Total			151,813

Hotels, Restaurants & Leisure 0.56%

Starbucks Corp.		157,900	13,395

Household Products 1.81%

Procter & Gamble Co. (The)		348,563	43,438

Information Technology Services 1.02%

Mastercard, Inc. Class A		77,400	24,454

Insurance 6.50%

American International Group, Inc.		746,622	37,525
Axis Capital Holdings Ltd.		582,616	37,433
Chubb Ltd. (Switzerland)(b)		184,821	28,091
Everest Re Group Ltd.		12,415	3,434
Hartford Financial Services Group, Inc. (The)		664,166	39,372
RenaissanceRe Holdings Ltd.		54,700	10,362
Total			156,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2020

Investments	Shares	Fair Value (000)
Interactive Media & Services 2.38%

Alphabet, Inc. Class A*	25,430	$36,436
Facebook, Inc. Class A*	102,770	20,750
Total		57,186

Internet & Direct Marketing Retail 0.97%

eBay, Inc.	692,300	23,234

Machinery 3.81%

Cummins, Inc.	219,700	35,145
Stanley Black & Decker, Inc.	138,591	22,082
Westinghouse Air Brake Technologies Corp.	465,757	34,401
Total		91,628

Media 0.94%

Comcast Corp. Class A	523,122	22,594

Metals & Mining 0.65%

Nucor Corp.	331,385	15,737

Multi-Utilities 1.15%

CMS Energy Corp.	401,700	27,520

Oil, Gas & Consumable Fuels 7.02%

Chevron Corp.	205,930	22,063
Exxon Mobil Corp.	352,039	21,869
Marathon Petroleum Corp.	565,852	30,839
Noble Energy, Inc.	1,619,805	32,024
Suncor Energy, Inc. (Canada)(b)	1,011,357	30,937
Total SA ADR	635,505	30,879
Total		168,611

Pharmaceuticals 4.94%

Johnson & Johnson	171,497	25,531
Merck & Co., Inc.	405,349	34,633
Novartis AG ADR	372,623	35,217
Pfizer, Inc.	624,708	23,264
Total		118,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2020

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.15%

Intel Corp.	810,078	$51,788

Software 3.03%

Microsoft Corp.	267,000	45,451
Oracle Corp.	522,910	27,427
Total		72,878

Specialty Retail 2.60%

Foot Locker, Inc.	574,664	21,820
TJX Cos., Inc. (The)	687,306	40,579
Total		62,399

Technology Hardware, Storage & Peripherals 1.77%

Apple, Inc.	137,400	42,527

Tobacco 1.45%

Philip Morris International, Inc.	422,562	34,946
Total Common Stocks (cost $2,055,365,651)		2,392,578

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.40%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $9,690,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $9,835,321; proceeds: $9,642,800 (cost $9,642,117)	$9,642	9,642
Total Investments in Securities 99.96% (cost $2,065,007,768)		2,402,220
Cash and Other Assets in Excess of Liabilities 0.04%		1,045
Net Assets 100.00%		$2,403,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2020

ADR	American Depositary Receipt.
EUR	Euro.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Food Products	$78,312	$11,364	$—	$89,676
Remaining Industries	2,302,902	—	—	2,302,902
Short-Term Investment
Repurchase Agreement	—	9,642	—	9,642
Total	$2,381,214	$21,006	$—	$2,402,220

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 98.27%

Common Stocks 97.65%

Austria 0.98%

Banks
BAWAG Group AG*†	1,763	$76

Belgium 0.69%

Banks
KBC Group NV	738	54

Brazil 1.02%

Metals & Mining
Vale SA*	6,713	79

Canada 1.11%

Information Technology Services
Shopify, Inc.*	185	86

China 4.60%

Banks 0.84%
China Construction Bank Corp. Class H	85,869	65
Insurance 1.25%
Ping An Insurance Group Co. of China Ltd. Class H	8,626	98
Interactive Media & Services 1.48%
Tencent Holdings Ltd.	2,407	115
Internet & Direct Marketing Retail 1.03%
Alibaba Group Holding Ltd. ADR*	389	80
Total China		358

Denmark 1.02%

Beverages
Carlsberg A/S Class B	543	79

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
France 4.80%

Aerospace & Defense 1.35%
Airbus SE	719	$105
Beverages 1.07%
Pernod Ricard SA	480	83
Oil, Gas & Consumable Fuels 0.93%
Total SA	1,472	72
Textiles, Apparel & Luxury Goods 1.45%
LVMH Moet Hennessy Louis Vuitton SE	259	113
Total France		373

Germany 3.33%

Industrial Conglomerates 1.32%
Siemens AG Registered Shares	837	103
Real Estate Management & Development 0.98%
Vonovia SE	1,332	76
Semiconductors & Semiconductor Equipment 1.03%
Infineon Technologies AG	3,726	80
Total Germany		259

Hong Kong 1.13%

Real Estate Management & Development
Kerry Properties Ltd.	31,648	88

India 1.22%

Banks
ICICI Bank Ltd. ADR	6,506	95

Japan 4.62%

Building Products 1.47%
Sanwa Holdings Corp.	10,857	114
Construction & Engineering 1.00%
SHO-BOND Holdings Co. Ltd.	1,900	78
Electronic Equipment, Instruments & Components 1.14%
TDK Corp.	840	89

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Personal Products 1.01%
Shiseido Co., Ltd.	1,215	$78
Total Japan		359

Mexico 0.30%

Banks
Grupo Financiero Banorte SAB de CV	3,748	23

New Zealand 1.23%

Diversified Telecommunication Services
Spark New Zealand Ltd.	32,029	96

Russia 0.73%

Banks
Sberbank of Russia PJSC ADR	3,565	57

Singapore 0.88%

Banks
DBS Group Holdings Ltd.	3,700	68

South Africa 1.41%

Metals & Mining
Anglo American plc	4,194	110

South Korea 1.99%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	3,340	155

Spain 1.36%

Banks
Banco Santander SA	26,737	106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Sweden 0.89%

Oil, Gas & Consumable Fuels
Lundin Petroleum AB	2,260	$69

Taiwan 1.20%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	9,003	93

United Kingdom 4.50%

Capital Markets 1.40%
London Stock Exchange Group plc	1,058	109
Multi-Utilities 1.62%
National Grid plc	9,462	126
Pharmaceuticals 1.48%
AstraZeneca plc ADR	2,365	115
Total United Kingdom		350

United States 58.64%

Aerospace & Defense 1.31%
United Technologies Corp.	681	102
Auto Components 1.21%
Lear Corp.	761	94
Banks 3.29%
Citigroup, Inc.	1,877	140
JPMorgan Chase & Co.	878	116
		256
Beverages 2.02%
Coca-Cola Co. (The)	2,697	157
Biotechnology 1.14%
Vertex Pharmaceuticals, Inc.*	390	89
Chemicals 1.47%
Axalta Coating Systems Ltd.*	3,961	114
Commercial Services & Supplies 1.32%
Waste Management, Inc.	846	103
Electric: Utilities 2.52%
Evergy, Inc.	1,345	97
FirstEnergy Corp.	1,946	99
		196
Electrical Equipment 1.18%
AMETEK, Inc.	951	92

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Entertainment 1.52%
Walt Disney Co. (The)	853	$118
Equity Real Estate Investment Trusts 1.71%
Alexandria Real Estate Equities, Inc.	455	74
Duke Realty Corp.	1,628	59
		133
Food & Staples Retailing 3.10%
Sysco Corp.	1,218	100
Walmart, Inc.	1,232	141
		241
Health Care Equipment & Supplies 1.13%
Boston Scientific Corp.*	2,101	88
Health Care Providers & Services 2.24%
CVS Health Corp.	1,400	95
Guardant Health, Inc.*	1,041	79
		174
Hotels, Restaurants & Leisure 1.62%
Aramark	1,399	62
Chipotle Mexican Grill, Inc.*	74	64
		126
Information Technology Services 1.54%
Mastercard, Inc. Class A	381	120
Insurance 2.91%
Everest Re Group Ltd.	435	120
Globe Life, Inc.	1,012	106
		226
Interactive Media & Services 4.28%
Alphabet, Inc. Class A*	122	175
Facebook, Inc. Class A*	371	75
Match Group, Inc.*	1,059	83
		333
Internet & Direct Marketing Retail 2.51%
Amazon.com, Inc.*	97	195
Machinery 0.58%
Hillenbrand, Inc.	1,562	45
Multi-Line Retail 0.63%
Dollar Tree, Inc.*	560	49
Multi-Utilities 1.31%
Sempra Energy	633	102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Oil, Gas & Consumable Fuels 2.95%
Marathon Petroleum Corp.	1,110	$60
Noble Energy, Inc.	3,567	71
ONEOK, Inc.	1,311	98
		229
Pharmaceuticals 2.79%
Merck & Co., Inc.	1,490	127
Zoetis, Inc.	666	90
		217
Road & Rail 1.17%
Saia, Inc.*	1,044	91
Semiconductors & Semiconductor Equipment 1.34%
NVIDIA Corp.	441	104
Software 6.05%
Microsoft Corp.	1,118	190
RingCentral, Inc. Class A*	428	88
salesforce.com, Inc.*	598	109
Trade Desk, Inc. (The) Class A*	307	83
		470
Specialty Retail 1.25%
TJX Cos., Inc. (The)	1,641	97
Tobacco 1.44%
Philip Morris International, Inc.	1,355	112
Wireless Telecommunication Services 1.11%
T-Mobile US, Inc.*	1,089	86
Total United States		4,559
Total Common Stocks (cost $7,131,326)		7,592

Preferred Stock 0.62%

Germany

Automobiles
Volkswagen AG (cost $47,944)	270	48
Total Long-Term Investments (cost $7,179,270)		7,640,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2020

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 9.16%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $720,000 of U.S. Treasury Note at 2.25% due 4/30/2021 value: $730,798; proceeds: $712,494 (cost $712,443)	$712	$712
Total Investments in Securities 107.43% (cost $7,891,713)		8,352
Liabilities in Excess of Cash Foreign Cash and Other Assets(a) (7.43)%		(577)
Net Assets 100.00%		$7,775

ADR	American Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2020, the total value of Rule 144A securities was $76, which represents 0.98% of net assets.
(a)	Liabilities in Excess of Cash Foreign Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at January 31, 2020:
Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2020	2	Short	$(327,179)	$(322,400)	$4,779

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Austria	$—	$76	$—	$76
Belgium	—	54	—	54
Brazil	79	—	—	79
Canada	86	—	—	86
China	80	278	—	358
Denmark	—	79	—	79
France	—	373	—	373
Germany	—	259	—	259
Hong Kong	—	88	—	88
India	95	—	—	95

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2020

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Japan	$—	$359	$—	$359
Mexico	23	—	—	23
New Zealand	—	96	—	96
Russia	—	57	—	57
Singapore	—	68	—	68
South Africa	—	110	—	110
South Korea	—	155	—	155
Spain	—	106	—	106
Sweden	—	69	—	69
Taiwan	—	93	—	93
United Kingdom	115	235	—	350
United States	4,559	—	—	4,559
Preferred Stock	—	48	—	48
Short-Term Investment
Repurchase Agreement	—	712	—	712
Total	$5,037	$3,315	$—	$8,352
Other Financial Instruments
Futures Contracts
Assets	$5	$—	$—	$5
Liabilities	$—	$—	$—	$—
Total	$5	$—	$—	$5

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.11%

Aerospace & Defense 3.13%

L3Harris Technologies, Inc.	246,331	$54,521
Teledyne Technologies, Inc.*	147,670	53,908
TransDigm Group, Inc.	34,294	22,061
Total		130,490

Automobiles 1.25%

Tesla, Inc.*	80,017	52,057

Banks 1.03%

JPMorgan Chase & Co.	325,912	43,138

Biotechnology 4.60%

Amarin Corp. plc ADR*	1,367,905	25,374
Argenx SE ADR*	129,626	18,704
Mirati Therapeutics, Inc.*	313,407	27,213
Seattle Genetics, Inc.*	387,165	41,965
Vertex Pharmaceuticals, Inc.*	346,856	78,754
Total		192,010

Capital Markets 1.98%

MarketAxess Holdings, Inc.	104,639	37,061
MSCI, Inc.	159,821	45,677
Total		82,738

Diversified Consumer Services 1.46%

Bright Horizons Family Solutions, Inc.*	183,194	29,994
New Oriental Education & Technology Group, Inc. ADR*	253,829	30,853
Total		60,847

Electrical Equipment 2.04%

AMETEK, Inc.	414,629	40,281
Generac Holdings, Inc.*	430,390	44,584
Total		84,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2020

Investments	Shares	Fair Value (000)
Entertainment 2.81%

Live Nation Entertainment, Inc.*	698,321	$47,597
Netflix, Inc.*	91,294	31,505
Walt Disney Co. (The)	276,328	38,219
Total		117,321

Health Care Equipment & Supplies 5.09%

Danaher Corp.	205,270	33,022
DexCom, Inc.*	211,777	50,985
Insulet Corp.*	266,955	51,800
Intuitive Surgical, Inc.*	99,478	55,686
Nevro Corp.*	155,626	20,684
Total		212,177

Hotels, Restaurants & Leisure 1.02%

Chipotle Mexican Grill, Inc.*	49,232	42,672

Household Durables 0.97%

Lennar Corp. Class A	610,017	40,481

Information Technology Services 11.43%

Akamai Technologies, Inc.*	463,043	43,225
EPAM Systems, Inc.*	224,048	51,114
Fiserv, Inc.*	340,427	40,378
Mastercard, Inc. Class A	418,949	132,363
Shopify, Inc. Class A (Canada)*(a)	138,042	64,281
Square, Inc. Class A*	438,624	32,761
StoneCo Ltd.*	494,606	21,486
Visa, Inc. Class A	459,352	91,397
Total		477,005

Interactive Media & Services 8.93%

Alphabet, Inc. Class A*	115,435	165,393
Facebook, Inc. Class A*	456,676	92,208
Match Group, Inc.*	688,231	53,833
Snap, Inc. Class A*	3,312,477	60,883
Total		372,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2020

Investments	Shares	Fair Value (000)
Internet & Direct Marketing Retail 7.29%

Alibaba Group Holding Ltd. ADR*	278,193	$57,472
Amazon.com, Inc.*	106,849	214,630
MercadoLibre, Inc. (Argentina)*(a)	48,313	32,031
Total		304,133

Leisure Products 1.26%

YETI Holdings, Inc.*	1,448,219	52,657

Life Sciences Tools & Services 1.44%

10X Genomics, Inc. Class A*	428,923	39,199
Thermo Fisher Scientific, Inc.	66,479	20,821
Total		60,020

Pharmaceuticals 1.55%

Zoetis, Inc.	481,568	64,631

Professional Services 1.38%

TransUnion	628,557	57,639

Road & Rail 1.04%

Kansas City Southern	256,315	43,238

Semiconductors & Semiconductor Equipment 7.08%

Advanced Micro Devices, Inc.*	1,011,319	47,532
Applied Materials, Inc.	769,381	44,616
NVIDIA Corp.	366,782	86,718
QUALCOMM, Inc.	725,980	61,933
Teradyne, Inc.	448,471	29,595
Universal Display Corp.	140,669	24,782
Total		295,176

Software 20.77%

Adobe, Inc.*	121,104	42,524
Alteryx, Inc. Class A*	284,531	39,684
Atlassian Corp. plc Class A (Australia)*(a)	284,314	41,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2020

Investments	Shares	Fair Value (000)
Software (continued)

Crowdstrike Holdings, Inc. Class A*	680,988	$41,602
DocuSign, Inc.*	840,109	65,957
Five9, Inc.*	661,739	47,467
Intuit, Inc.	150,625	42,232
Microsoft Corp.	1,737,734	295,814
Paycom Software, Inc.*	113,343	36,061
Paylocity Holding Corp.*	298,029	42,287
RingCentral, Inc. Class A*	297,916	61,246
salesforce.com, Inc.*	242,118	44,141
Slack Technologies, Inc. Class A*	844,754	17,512
Trade Desk, Inc. (The) Class A*	179,557	48,333
Total		866,654

Specialty Retail 0.79%

Carvana Co.*	417,315	33,072

Technology Hardware, Storage & Peripherals 6.87%

Apple, Inc.	926,288	286,695

Textiles, Apparel & Luxury Goods 2.90%

Lululemon Athletica, Inc. (Canada)*(a)	213,750	51,170
NIKE, Inc. Class B	725,425	69,858
Total		121,028
Total Common Stocks (cost $3,379,804,567)		4,093,061

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.44%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $102,275,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $103,808,818; proceeds: $101,778,501 (cost $101,771,292)	$101,771	101,771
Total Investments in Securities 100.55% (cost $3,481,575,859)		4,194,832
Liabilities in Excess of Cash and Other Assets (0.55)%		(22,818)
Net Assets 100.00%		$4,172,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2020

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$4,093,061	$—	$—	$4,093,061
Short-Term Investment
Repurchase Agreement	—	101,771	—	101,771
Total	$4,093,061	$101,771	$—	$4,194,832

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - HEALTH CARE FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Common Stocks 97.27%

Denmark 4.02%

Biotechnology Research & Production 1.45%
Genmab A/S*	221	$51
Drugs 2.56%
Novo Nordisk A/S Class B	1,477	90
Total Denmark		141

Germany 0.57%

Biotechnology
MorphoSys AG ADR*	617	20

Ireland 0.54%

Biotechnology
Amarin Corp. plc ADR*	1,022	19

Netherlands 1.88%

Biotechnology
Argenx SE*	224	32
uniQure NV*	587	34
		66
Total Netherlands		66

Switzerland 5.32%

Life Sciences Tools & Services 1.50%
Lonza Group AG Registered Shares	128	53
Pharmaceuticals 3.82%
Novartis AG Registered Shares	1,421	134
Total Switzerland		187

United Kingdom 4.10%

Pharmaceuticals
AstraZeneca plc	1,264	123
GW Pharmaceuticals plc ADR*	180	21
		144
Total United Kingdom		144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - HEALTH CARE FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States 80.84%

Biotechnology 24.83%
ACADIA Pharmaceuticals, Inc.*	748	$30
Acceleron Pharma, Inc.*	350	32
Amgen, Inc.	405	87
Bio-Rad Laboratories, Inc. Class A*	104	37
Black Diamond Therapeutics, Inc.*	450	17
Blueprint Medicines Corp.*	358	23
Bridgebio Pharma, Inc.*	1,133	39
ChemoCentryx, Inc.*	641	27
Coherus Biosciences, Inc.*	977	18
Forty Seven, Inc.*	603	22
Guardant Health, Inc.*	284	22
Illumina, Inc.*	54	16
Immunomedics, Inc.*	900	17
Insmed, Inc.*	902	18
Iovance Biotherapeutics, Inc.*	1,030	22
Karuna Therapeutics, Inc.*	323	31
Krystal Biotech, Inc.*	455	24
Mirati Therapeutics, Inc.*	328	28
Neurocrine Biosciences, Inc.*	333	33
NextCure, Inc.*	553	24
Rocket Pharmaceuticals, Inc.*	1,329	27
Seattle Genetics, Inc.*	461	50
Stoke Therapeutics, Inc.*	730	20
TG Therapeutics, Inc.*	1,530	22
Turning Point Therapeutics, Inc.*	616	36
Twist Bioscience Corp.*	1,328	33
Vertex Pharmaceuticals, Inc.*	514	117
		872
Business Services 0.60%
HealthEquity, Inc.*	321	21
Chemicals 0.85%
Codexis, Inc.*	1,915	30
Drugs 14.44%
CVS Health Corp.	1,301	88
DexCom, Inc.*	197	47
Johnson & Johnson	543	81

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - HEALTH CARE FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Merck & Co., Inc.	1,698	$145
MyoKardia, Inc.*	293	20
Sarepta Therapeutics, Inc.*	274	32
Zoetis, Inc.	699	94
		507
Health Care Equipment & Supplies 27.19%
Abbott Laboratories	1,507	131
Align Technology, Inc.*	140	36
Axonics Modulation Technologies, Inc.*	883	26
Boston Scientific Corp.*	1,927	81
Cooper Cos., Inc. (The)	123	43
Danaher Corp.	534	86
DENTSPLY SIRONA, Inc.	561	31
Edwards Lifesciences Corp.*	251	55
Glaukos Corp.*	308	17
IDEXX Laboratories, Inc.*	112	30
Insulet Corp.*	233	45
Intuitive Surgical, Inc.*	131	73
LivaNova plc *	419	29
Natus Medical, Inc.*	796	25
Nevro Corp.*	299	40
Penumbra, Inc.*	112	20
Quotient Ltd.*	1,900	14
Repligen Corp.*	353	36
Silk Road Medical, Inc.*	580	27
Teleflex, Inc.	130	48
Zimmer Biomet Holdings, Inc.	421	62
		955
Health Care Providers & Services 5.18%
Anthem, Inc.	123	33
Centene Corp.*	868	54
Natera, Inc.*	1,015	36
Teladoc Health, Inc.*	208	21
UnitedHealth Group, Inc.	138	38
		182
Health Care Technology 1.25%
Phreesia, Inc.*	822	25
Veeva Systems, Inc. Class A*	128	19
		44

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - HEALTH CARE FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Insurance 1.00%
eHealth, Inc.*	331	$35
Life Sciences Tools & Services 5.50%
10X Genomics, Inc. Class A*	406	37
Adaptive Biotechnologies Corp.*	575	17
Agilent Technologies, Inc.	302	25
Bio-Techne Corp.	63	13
Charles River Laboratories International, Inc.*	227	35
Thermo Fisher Scientific, Inc.	210	66
		193
Total United States		2,839
Total Common Stocks (cost $3,186,306)		3,416
Cash and Other Assets in Excess of Liabilities 2.73%		96
Net Assets 100.00%		$3,512

ADR	American Depositary Receipt.

*	Non-income producing security.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$141	$—	$141
Germany	19	—	—	19
Ireland	19	—	—	19
Netherlands	34	32	—	66
Switzerland	—	187	—	187
United Kingdom	21	123	—	144
United States	2,840	—	—	2,840
Total	$2,933	$483	$—	$3,416

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Common Stocks 97.01%

Australia 3.32%

Biotechnology 0.54%
CSL Ltd.	11,675	$2,401
Capital Markets 1.22%
Macquarie Group Ltd.	56,241	5,374
Metals & Mining 1.56%
BHP Group Ltd.	268,439	6,884
Total Australia		14,659

Belgium 1.37%

Banks
KBC Group NV	82,325	6,041

Brazil 1.98%

Banks 0.93%
Banco do Brasil SA	361,400	4,096
Capital Markets 0.22%
XP, Inc. Class A*	24,787	995
Metals & Mining 0.83%
Vale SA ADR	310,411	3,641
Total Brazil		8,732

Canada 3.92%

Aerospace & Defense 1.57%
CAE, Inc.	234,100	6,943
Food & Staples Retailing 0.83%
Alimentation Couche-Tard, Inc. Class B	109,200	3,650
Oil, Gas & Consumable Fuels 1.52%
Pembina Pipeline Corp.	90,700	3,473
Suncor Energy, Inc.	105,400	3,222
Total Canada		17,288

Chile 0.63%

Metals & Mining

Lundin Mining Corp.	533,900	2,800

China 8.06%

Banks 0.83%
China Construction Bank Corp. Class H	4,820,000	3,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
China (continued)

Insurance 1.60%
Ping An Insurance Group Co. of China Ltd. Class H	623,000	$7,045
Interactive Media & Services 1.83%
Tencent Holdings Ltd.	169,000	8,060
Internet & Direct Marketing Retail 2.86%
Alibaba Group Holding Ltd. ADR *	61,049	12,612
Real Estate Management & Development 0.94%
Logan Property Holdings Co., Ltd.	2,750,000	4,157
Total China		35,525

Denmark 2.81%

Beverages 1.28%
Carlsberg A/S Class B	38,746	5,658
Biotechnology 0.80%
Genmab A/S*	15,375	3,539
Pharmaceuticals 0.73%
Novo Nordisk A/S Class B	52,632	3,204
Total Denmark		12,401

France 10.21%

Aerospace & Defense 0.80%
Safran SA	21,756	3,508
Auto Components 0.89%
Cie Generale des Etablissements Michelin SCA	33,869	3,930
Beverages 0.97%
Pernod Ricard SA	24,607	4,260
Building Products 0.46%
Cie de Saint-Gobain	53,419	2,015
Construction & Engineering 1.30%
Vinci SA	51,933	5,754
Insurance 1.27%
AXA SA	211,217	5,617
Oil, Gas & Consumable Fuels 0.73%
Total SA	65,938	3,211
Personal Products 0.91%
L’Oreal SA	14,464	4,023
Pharmaceuticals 1.53%
Sanofi	70,040	6,754
Textiles, Apparel & Luxury Goods 1.35%
LVMH Moet Hennessy Louis Vuitton SE	13,623	5,932
Total France		45,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Germany 8.89%

Air Freight & Logistics 1.12%
Deutsche Post AG Registered Shares	141,118	$4,924
Automobiles 0.85%
Volkswagen AG	20,554	3,763
Chemicals 0.83%
Symrise AG	35,745	3,673
Industrial Conglomerates 0.87%
Rheinmetall AG	14,127	1,511
Siemens AG Registered Shares	18,982	2,341
		3,852
Insurance 1.75%
Allianz SE Registered Shares	32,242	7,698
Media 1.06%
Stroeer SE & Co. KGaA	59,130	4,693
Real Estate Management & Development 1.12%
Vonovia SE	86,861	4,958
Software 1.29%
SAP SE	43,501	5,665
Total Germany		39,226

Hong Kong 4.07%

Capital Markets 1.19%
Hong Kong Exchanges & Clearing Ltd.	160,200	5,264
Insurance 2.06%
AIA Group Ltd.	915,600	9,072
Real Estate Management & Development 0.82%
Kerry Properties Ltd.	1,287,000	3,590
Total Hong Kong		17,926

India 2.32%

Banks
HDFC Bank Ltd. ADR	62,338	3,571
ICICI Bank Ltd. ADR	458,028	6,678
Total India		10,249

Indonesia 1.33%

Banks
Bank Rakyat Indonesia Persero Tbk PT	18,064,400	5,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Ireland 1.58%

Banks 0.44%
Bank of Ireland Group plc	402,526	$1,960
Construction Materials 1.14%
CRH plc	133,186	5,015
Total Ireland		6,975

Italy 0.94%

Banks
Intesa Sanpaolo SpA	1,664,196	4,133

Japan 15.17%

Automobiles 1.89%
Toyota Motor Corp.	119,600	8,316
Beverages 0.71%
Asahi Group Holdings Ltd.	67,400	3,125
Building Products 1.40%
Daikin Industries Ltd.	43,900	6,186
Commercial Services & Supplies 0.77%
Secom Co. Ltd.	38,500	3,378
Electrical Equipment 1.09%
Nidec Corp.	38,300	4,817
Electronic Equipment, Instruments & Components 3.18%
Hitachi Ltd.	120,700	4,597
Murata Manufacturing Co., Ltd.	110,200	6,239
TDK Corp.	30,300	3,208
		14,044
Health Care Equipment & Supplies 1.27%
Hoya Corp.	58,500	5,599
Household Durables 1.94%
Sony Corp.	122,200	8,545
Information Technology Services 1.00%
SCSK Corp.	82,100	4,400
Machinery 0.51%
NSK Ltd.	272,000	2,269
Personal Products 0.74%
Shiseido Co., Ltd.	50,500	3,251
Trading Companies & Distributors 0.67%
ITOCHU Corp.	127,100	2,969
Total Japan		66,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Mexico 0.52%

Banks
Grupo Financiero Banorte SAB de CV	374,400	$2,300

Netherlands 1.61%

Oil, Gas & Consumable Fuels 0.76%
Royal Dutch Shell plc B Shares	127,361	3,347
Semiconductors & Semiconductor Equipment 0.85%
ASML Holding NV	13,414	3,764
Total Netherlands		7,111

Norway 0.72%

Oil, Gas & Consumable Fuels
Aker BP ASA	112,009	3,155

Peru 0.51%

Banks
Credicorp Ltd.	10,948	2,262

Russia 1.84%

Banks 0.50%
Sberbank of Russia PJSC ADR	137,767	2,198
Oil, Gas & Consumable Fuels 1.34%
Lukoil PJSC ADR	58,335	5,935
Total Russia		8,133

Singapore 1.09%

Banks
United Overseas Bank Ltd.	258,400	4,820

South Africa 1.22%

Metals & Mining
Anglo American plc	205,352	5,358

South Korea 2.79%

Personal Products 0.50%
LG Household & Health Care Ltd.	2,088	2,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
South Korea (continued)

Technology Hardware, Storage & Peripherals 2.29%
Samsung Electronics Co., Ltd.	218,213	$10,110
Total South Korea		12,294

Sweden 2.46%

Building Products 0.79%
Assa Abloy AB Class B	146,627	3,481
Machinery 0.94%
Sandvik AB	226,512	4,134
Oil, Gas & Consumable Fuels 0.73%
Lundin Petroleum AB	106,572	3,241
Total Sweden		10,856

Switzerland 5.48%

Construction Materials 0.50%
LafargeHolcim Ltd. Registered Shares*	43,131	2,186
Food Products 2.13%
Nestle SA Registered Shares	85,139	9,390
Life Sciences Tools & Services 1.14%
Lonza Group AG Registered Shares	12,298	5,051
Pharmaceuticals 1.71%
Novartis AG Registered Shares	79,930	7,551
Total Switzerland		24,178

Taiwan 2.66%

Machinery 0.83%
Airtac International Group	241,000	3,642
Semiconductors & Semiconductor Equipment 1.83%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	150,056	8,094
Total Taiwan		11,736

United Kingdom 7.53%

Banks 0.66%
Lloyds Banking Group plc	3,916,179	2,923
Beverages 0.64%
Diageo plc	70,900	2,804
Capital Markets 0.54%
London Stock Exchange Group plc	23,225	2,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Multi-Line Retail 0.76%
Next plc	36,859	$3,350
Multi-Utilities 1.31%
National Grid plc	435,287	5,783
Pharmaceuticals 1.83%
AstraZeneca plc	82,443	8,065
Professional Services 0.82%
Intertek Group plc	47,443	3,600
Trading Companies & Distributors 0.97%
Ashtead Group plc	132,183	4,267
Total United Kingdom		33,192

United States 1.98%

Information Technology Services
Accenture plc Class A	17,259	3,542
Fidelity National Information Services, Inc.	36,022	5,175
Total United States		8,717
Total Common Stocks (cost $389,452,691)		427,843

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.37%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $10,490,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $10,647,319; proceeds: $10,439,045 (cost $10,438,305)	$10,438	10,438
Total Investments in Securities 99.38% (cost $399,890,996)		438,281
Cash, Foreign Cash and Other Assets in Excess of Liabilities 0.62%		2,717
Net Assets 100.00%		$440,998

ADR	American Depositary Receipt.

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$14,659	$—	$14,659
Belgium	—	6,041	—	6,041
Brazil	8,732	—	—	8,732
Canada	17,288	—	—	17,288
Chile	2,800	—	—	2,800
China	12,612	22,913	—	35,525
Denmark	—	12,401	—	12,401
France	—	45,004	—	45,004
Germany	—	39,226	—	39,226
Hong Kong	—	17,926	—	17,926
India	10,249	—	—	10,249
Indonesia	—	5,873	—	5,873
Ireland	—	6,975	—	6,975
Italy	—	4,133	—	4,133
Japan	—	66,899	—	66,899
Mexico	2,300	—	—	2,300
Netherlands	—	7,111	—	7,111
Norway	—	3,155	—	3,155
Peru	2,262	—	—	2,262
Russia	—	8,133	—	8,133
Singapore	—	4,820	—	4,820
South Africa	—	5,358	—	5,358
South Korea	—	12,294	—	12,294
Sweden	—	10,856	—	10,856
Switzerland	—	24,178	—	24,178
Taiwan	8,094	3,642	—	11,736
United Kingdom	—	33,192	—	33,192
United States	8,717	—	—	8,717
Short-Term Investment
Repurchase Agreement	—	10,438	—	10,438
Total	$73,054	$365,227	$—	$438,281

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 94.39%

Australia 2.52%

Auto Components 0.54%
GUD Holdings Ltd.	351,107	$2,792
Diversified Financial Services 0.63%
IMF Bentham Ltd.*	1,032,510	3,262
Electric: Utilities 1.35%
AusNet Services	5,930,402	6,989
Total Australia		13,043

Austria 2.21%

Banks 0.88%
BAWAG Group AG*†	105,367	4,554
Machinery 1.33%
ANDRITZ AG	174,145	6,852
Total Austria		11,406

Belgium 0.66%

Wireless Telecommunication Services
Orange Belgium SA	166,663	3,390

Canada 3.53%

Aerospace & Defense 2.16%
CAE, Inc.	377,500	11,196
Paper & Forest Products 1.37%
Interfor Corp.*	667,300	7,064
Total Canada		18,260

Chile 0.73%

Metals & Mining
Lundin Mining Corp.	723,900	3,796

Denmark 1.42%

Machinery
FLSmidth & Co. A/S	214,248	7,316

France 2.13%

Construction Materials 0.61%
Vicat SA	75,301	3,144
Health Care Providers & Services 1.52%
Korian SA	172,182	7,855
Total France		10,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Germany 7.21%

Biotechnology 0.73%
MorphoSys AG*	30,261	$3,774
Industrial Conglomerates 0.96%
Rheinmetall AG	46,610	4,985
Life Sciences Tools & Services 1.12%
Gerresheimer AG	73,127	5,795
Media 1.26%
Stroeer SE & Co. KGaA	81,694	6,484
Real Estate Management & Development 3.14%
LEG Immobilien AG	51,311	6,328
PATRIZIA AG	415,046	9,908
		16,236
Total Germany		37,274

Hong Kong 5.05%

Auto Components 0.62%
Xinyi Glass Holdings Ltd.	2,570,000	3,221
Consumer Finance 0.69%
Sun Hung Kai & Co., Ltd.	7,993,000	3,572
Hotels, Restaurants & Leisure 0.81%
Melco International Development Ltd.	1,946,000	4,203
Pharmaceuticals 0.34%
SSY Group Ltd.	1,904,000	1,740
Real Estate Management & Development 1.01%
Kerry Properties Ltd.	1,867,500	5,209
Semiconductors & Semiconductor Equipment 1.06%
ASM Pacific Technology Ltd.	407,200	5,487
Textiles, Apparel & Luxury Goods 0.52%
Stella International Holdings Ltd.	1,918,432	2,658
Total Hong Kong		26,090

Indonesia 0.92%

Banks 0.23%
Bank Tabungan Negara Persero Tbk PT	8,581,400	1,168
Consumer Finance 0.05%
PT Clipan Finance Indonesia Tbk*	14,892,625	275
Media 0.64%
Media Nusantara Citra Tbk PT	28,728,300	3,326
Total Indonesia		4,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Ireland 4.74%

Banks 0.73%
Bank of Ireland Group plc	771,487	$3,757
Beverages 0.78%
C&C Group plc	858,002	4,056
Equity Real Estate Investment Trusts 0.78%
Hibernia REIT plc	2,650,135	4,033
Health Care Providers & Services 1.42%
UDG Healthcare plc	742,227	7,342
Household Durables 0.39%
Glenveagh Properties plc*†	2,059,635	2,010
Information Technology Services 0.64%
Keywords Studios plc	204,613	3,320
Total Ireland		24,518

Israel 0.75%

Food Products
Strauss Group Ltd.	132,202	3,881

Italy 5.98%

Auto Components 1.31%
Freni Brembo SpA	594,815	6,803
Capital Markets 1.66%
Anima Holding SpA†	1,809,521	8,577
Construction Materials 1.12%
Buzzi Unicem SpA	247,232	5,774
Diversified Financial Services 0.89%
doValue SpA†	352,284	4,610
Machinery 0.51%
IMA Industria Macchine Automatiche SpA	40,376	2,635
Textiles, Apparel & Luxury Goods 0.49%
Brunello Cucinelli SpA	69,792	2,531
Total Italy		30,930

Japan 21.75%

Building Products 1.00%
Sanwa Holdings Corp.	491,700	5,172
Chemicals 0.53%
Kansai Paint Co., Ltd.	114,300	2,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Construction & Engineering 2.19%
SHO-BOND Holdings Co. Ltd.	277,400	$11,325
Distributors 1.03%
PALTAC Corp.	113,500	5,311
Electronic Equipment, Instruments & Components 3.27%
Azbil Corp.	398,700	10,752
Taiyo Yuden Co., Ltd.	214,100	6,173
		16,925
Entertainment 1.42%
Capcom Co., Ltd.	258,800	7,323
Equity Real Estate Investment Trusts 2.50%
GLP J-REIT	4,723	6,344
Nippon Prologis REIT, Inc.	2,282	6,560
		12,904
Food Products 1.42%
Nichirei Corp.	303,600	7,339
Information Technology Services 2.23%
NS Solutions Corp.	169,300	4,973
TIS, Inc.	108,800	6,536
		11,509
Machinery 1.51%
CKD Corp.	492,900	7,800
Professional Services 0.50%
TechnoPro Holdings, Inc.	39,400	2,609
Real Estate Management & Development 1.05%
Kenedix, Inc.	1,080,800	5,437
Software 0.19%
Freee KK*	33,200	961
Specialty Retail 1.27%
Bic Camera, Inc.	386,500	4,191
United Arrows Ltd.	90,000	2,393
		6,584
Thrifts & Mortgage Finance 0.77%
Aruhi Corp.	245,200	3,990
Wireless Telecommunication Services 0.87%
Okinawa Cellular Telephone Co.	112,600	4,527
Total Japan		112,452

Jersey 1.17%

Construction Materials
Breedon Group plc*	4,891,505	6,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Netherlands 2.07%

Biotechnology 0.40%
uniQure NV*	36,208	$2,084
Hotels, Restaurants & Leisure 1.10%
Basic-Fit NV *†	153,550	5,681
Machinery 0.57%
Aalberts NV	67,781	2,959
Total Netherlands		10,724

Philippines 0.38%

Industrial Conglomerates
Alliance Global Group, Inc.	9,268,400	1,966

Portugal 2.36%

Banks 0.69%
Banco Comercial Portugues SA	16,717,879	3,546
Multi-Utilities 1.67%
REN - Redes Energeticas Nacionais SGPS SA	2,851,655	8,641
Total Portugal		12,187

South Korea 2.37%

Food & Staples Retailing 1.09%
GS Retail Co., Ltd.	169,882	5,628
Semiconductors & Semiconductor Equipment 0.52%
WONIK IPS Co., Ltd.	95,385	2,697
Software 0.76%
Douzone Bizon Co. Ltd.	52,366	3,925
Total South Korea		12,250

Spain 2.94%

Containers & Packaging 1.40%
Vidrala SA	67,313	7,222
Food Products 0.76%
Ebro Foods SA	190,351	3,941
Professional Services 0.78%
Applus Services SA	347,928	4,037
Total Spain		15,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Sweden 2.07%

Commercial Services & Supplies 1.57%
Bravida Holding AB†	291,445	$2,657
Loomis AB Class B	150,180	5,438
		8,095
Food & Staples Retailing 0.50%
Axfood AB	125,437	2,601
Total Sweden		10,696

Switzerland 3.75%

Containers & Packaging 1.87%
SIG Combibloc Group AG*	614,025	9,679
Life Sciences Tools & Services 0.51%
Tecan Group AG	9,332	2,638
Machinery 1.37%
Sulzer AG	63,913	7,049
Total Switzerland		19,366

Taiwan 2.39%

Machinery 1.16%
Airtac International Group	395,000	5,970
Semiconductors & Semiconductor Equipment 1.23%
Realtek Semiconductor Corp.	793,000	6,371
Total Taiwan		12,341

United Kingdom 10.71%

Aerospace & Defense 1.09%
Senior plc	2,558,219	5,625
Beverages 0.91%
Britvic plc	385,161	4,700
Capital Markets 1.68%
Man Group plc	4,284,436	8,683
Consumer Finance 1.29%
Arrow Global Group plc	1,900,567	6,656
Information Technology Services 0.98%
Network International Holdings plc*†	631,091	5,052
Insurance 2.16%
Lancashire Holdings Ltd.	1,131,991	11,181
Machinery 0.67%
Concentric AB	216,977	3,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Media 0.34%
Huntsworth plc	2,029,867	$1,748
Multi-Line Retail 1.20%
B&M European Value Retail SA	1,299,761	6,232
Pharmaceuticals 0.39%
Dechra Pharmaceuticals plc	54,107	2,027
Total United Kingdom		55,379

United States 3.22%

Exchange- Traded Funds 2.00%
VanEck Vectors Junior Gold Miners	248,161	10,309
Insurance 1.22%
Axis Capital Holdings Ltd.	98,218	6,310
Total United States		16,619

Vietnam 1.36%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	1,678,996	7,051
Total Common Stocks (cost $472,783,486)		487,975

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.17%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $26,850,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $27,252,669; proceeds: $26,717,961 (cost $26,716,069)	$26,716	26,716
Total Investments in Securities 99.56% (cost $499,499,555)		514,691
Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 0.44%		2,261
Net Assets 100.00%		$516,952

REIT	Real Estate Investment Trust.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2020, the total value of Rule 144A securities was $33,141, which represents 6.41% of net assets.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on total return swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2020

Open Total Return Swap Contracts at January 31, 2020:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Bank of America	MLEILAEN	1 Mo. LIBOR + .28%	69,067	Long	6/11/2020	$6,450,167	$6,453,600	$3,433
Bank of America	MLEILAEN	1 Mo. LIBOR + .28%	77,664	Long	6/12/2020	7,253,041	7,256,901	3,860
Total						$13,703,208	$13,710,501	$7,293

* Merrill Lynch Custom Basket Index.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$3,262	$9,781	$—	$13,043
Austria	—	11,406	—	11,406
Belgium	3,390	—	—	3,390
Canada	18,260	—	—	18,260
Chile	3,796	—	—	3,796
Denmark	—	7,316	—	7,316
France	3,144	7,855	—	10,999
Germany	5,795	31,479	—	37,274
Hong Kong	—	26,090	—	26,090
Indonesia	275	4,494	—	4,769
Ireland	10,099	14,419	—	24,518
Israel	3,881	—	—	3,881
Italy	4,610	26,320	—	30,930
Japan	961	111,491	—	112,452
Jersey	6,072	—	—	6,072
Netherlands	2,084	8,640	—	10,724
Philippines	—	1,966	—	1,966
Portugal	—	12,187	—	12,187
South Korea	—	12,250	—	12,250
Spain	3,941	11,259	—	15,200
Sweden	—	10,696	—	10,696
Switzerland	—	19,366	—	19,366
Taiwan	—	12,341	—	12,341
United Kingdom	28,685	26,694	—	55,379
United States	16,619	—	—	16,619
Vietnam	7,051	—	—	7,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2020

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Short-Term Investment
Repurchase Agreement	$—	$26,716	$—	$26,716
Total	$121,925	$392,766	$—	$514,691
Other Financial Instruments
Total Return Swap Contracts
Assets	$—	$7	$—	$7
Liabilities	—	—	—	—
Total	$—	$7	$—	$7

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 96.09%

Australia 2.47%

Capital Markets 1.13%
Macquarie Group Ltd.	66,527	$6,357
Metals & Mining 1.34%
BHP Group Ltd.	294,007	7,539
Total Australia		13,896

Belgium 1.21%

Insurance
Ageas	123,057	6,786

Brazil 0.89%

Metals & Mining
Vale SA ADR	425,212	4,988

Canada 2.20%

Banks 0.89%
Royal Bank of Canada	63,400	5,010
Oil, Gas & Consumable Fuels 1.31%
Pembina Pipeline Corp.	192,800	7,383
Total Canada		12,393

Chile 0.73%

Metals & Mining
Lundin Mining Corp.	783,755	4,110

China 3.63%

Banks 1.12%
China Construction Bank Corp. Class H	8,303,000	6,290
Commercial Services & Supplies 0.72%
China Everbright International Ltd.	5,675,925	4,026
Oil, Gas & Consumable Fuels 0.84%
CNOOC Ltd.	3,177,000	4,756
Real Estate Management & Development 0.95%
Logan Property Holdings Co., Ltd.	3,524,000	5,327
Total China		20,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
France 14.07%

Banks 2.59%
Credit Agricole SA	1,077,683	$14,560
Building Products 1.54%
Cie de Saint-Gobain	229,135	8,645
Construction & Engineering 0.91%
Vinci SA	45,969	5,093
Food Products 1.21%
Danone SA	85,120	6,812
Gas Utilities 0.91%
Rubis SCA	83,268	5,143
Insurance 2.23%
AXA SA	471,262	12,531
Oil, Gas & Consumable Fuels 1.56%
Total SA	180,600	8,793
Pharmaceuticals 3.12%
Sanofi	181,947	17,547
Total France		79,124

Germany 14.44%

Air Freight & Logistics 1.72%
Deutsche Post AG Registered Shares	277,782	9,692
Auto Components 0.78%
Continental AG	38,550	4,399
Automobiles 1.56%
Volkswagen AG	47,830	8,758
Chemicals 0.84%
BASF SE	69,975	4,723
Industrial Conglomerates 1.48%
Siemens AG Registered Shares	67,313	8,302
Insurance 2.28%
Allianz SE Registered Shares	53,658	12,811
Media 1.02%
Stroeer SE & Co. KGaA	71,898	5,707
Pharmaceuticals 1.55%
Bayer AG Registered Shares	108,908	8,740
Real Estate Management & Development 2.34%
Aroundtown SA	734,598	6,954
Vonovia SE	108,921	6,217
		13,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Semiconductors & Semiconductor Equipment 0.87%
Infineon Technologies AG	227,467	$4,887
Total Germany		81,190

Hong Kong 1.47%

Real Estate Management & Development
Kerry Properties Ltd.	2,958,000	8,251

Ireland 0.44%

Banks
Bank of Ireland Group plc	505,288	2,461

Italy 2.44%

Auto Components 0.72%
Freni Brembo SpA	352,267	4,029
Banks 1.72%
Intesa Sanpaolo SpA	3,907,958	9,706
Total Italy		13,735

Japan 16.68%

Automobiles 2.89%
Toyota Motor Corp.	233,600	16,242
Banks 2.08%
Sumitomo Mitsui Financial Group, Inc.	332,800	11,701
Beverages 1.61%
Asahi Group Holdings Ltd.	195,100	9,044
Building Products 1.30%
Sanwa Holdings Corp.	695,500	7,316
Diversified Financial Services 1.43%
ORIX Corp.	474,300	8,012
Electronic Equipment, Instruments & Components 1.06%
TDK Corp.	56,200	5,950
Household Durables 2.25%
Sony Corp.	180,400	12,615
Insurance 1.53%
Tokio Marine Holdings, Inc.	158,800	8,620
Machinery 0.87%
Komatsu Ltd.	221,700	4,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Trading Companies & Distributors 1.66%
ITOCHU Corp.	400,300	$9,351
Total Japan		93,753

Macau 1.34%

Hotels, Restaurants & Leisure
Sands China Ltd.	1,562,800	7,536

Mexico 1.25%

Banks
Grupo Financiero Banorte SAB de CV	1,147,766	7,052

Netherlands 3.64%

Health Care Equipment & Supplies 0.74%
Koninklijke Philips NV	90,876	4,162
Oil, Gas & Consumable Fuels 2.90%
Royal Dutch Shell plc Class A ADR	312,549	16,299
Total Netherlands		20,461

New Zealand 1.29%

Diversified Telecommunication Services
Spark New Zealand Ltd.	2,431,283	7,282

Russia 1.73%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	95,341	9,700

Singapore 1.23%

Banks
DBS Group Holdings Ltd.	376,600	6,937

South Africa 1.98%

Metals & Mining
Anglo American plc	426,466	11,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
South Korea 1.66%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	200,857	$9,306

Spain 1.96%

Banks
Banco Santander SA	2,796,480	11,021

Switzerland 4.69%

Insurance 0.94%
Swiss Life Holding AG Registered Shares	10,504	5,280
Pharmaceuticals 3.75%
Novartis AG Registered Shares	130,930	12,369
Roche Holding AG	25,984	8,717
		21,086
Total Switzerland		26,366

Taiwan 1.20%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	338,000	2,716
Taiwan Semiconductor Manufacturing Co., Ltd.	389,000	4,012
		6,728

United Kingdom 13.45%

Aerospace & Defense 2.50%
BAE Systems plc	1,318,947	10,964
Senior plc	1,416,312	3,114
		14,078
Banks 1.07%
Royal Bank of Scotland Group plc	2,100,872	6,017
Hotels, Restaurants & Leisure 1.13%
GVC Holdings plc	551,429	6,376
Household Durables 1.52%
Persimmon plc	212,009	8,535
Multi-Line Retail 1.15%
Next plc	70,805	6,435
Multi-Utilities 1.98%
National Grid plc	835,486	11,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Pharmaceuticals 1.33%
AstraZeneca plc	76,541	$7,488
Tobacco 2.77%
British American Tobacco plc	171,006	7,541
Imperial Brands plc	312,692	8,018
		15,559
Total United Kingdom		75,589
Total Common Stocks (cost $513,299,850)		540,192

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.84%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $10,400,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $10,555,969; proceeds: $10,345,218 (cost $10,344,485)	$10,344	10,344
Total Investments in Securities 97.93% (cost $523,644,335)		550,536
Foreign Cash and Other Assets in Excess of Liabilities 2.07%		11,611
Net Assets 100.00%		$562,147

ADR	American Depositary Receipt.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$13,896	$—	$13,896
Belgium	—	6,786	—	6,786
Brazil	4,988	—	—	4,988
Canada	12,393	—	—	12,393
Chile	4,110	—	—	4,110
China	—	20,399	—	20,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2020

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
France	$—	$79,124	$—	$79,124
Germany	—	81,190	—	81,190
Hong Kong	—	8,251	—	8,251
Ireland	—	2,461	—	2,461
Italy	—	13,735	—	13,735
Japan	—	93,753	—	93,753
Macau	—	7,536	—	7,536
Mexico	7,052	—	—	7,052
Netherlands	16,299	4,162	—	20,461
New Zealand	—	7,282	—	7,282
Russia	—	9,700	—	9,700
Singapore	—	6,937	—	6,937
South Africa	—	11,128	—	11,128
South Korea	—	9,306	—	9,306
Spain	—	11,021	—	11,021
Switzerland	—	26,366	—	26,366
Taiwan	—	6,728	—	6,728
United Kingdom	3,114	72,475	—	75,589
Short-Term Investment
Repurchase Agreement	—	10,344	—	10,344
Total	$47,956	$502,580	$—	$550,536

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.72%

Aerospace & Defense 2.66%

AAR Corp.	39,601	$1,686
AeroVironment, Inc.*	31,965	2,129
Total		3,815

Banks 1.18%

Pacific Premier Bancorp, Inc.	56,856	1,694

Biotechnology 23.89%

Alector, Inc.*	48,554	1,357
Arena Pharmaceuticals, Inc.*	16,801	768
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	39,986	732
Black Diamond Therapeutics, Inc.*	22,116	829
CareDx, Inc.*	32,438	784
Castle Biosciences, Inc.*	29,671	915
ChemoCentryx, Inc.*	34,315	1,456
Coherus Biosciences, Inc.*	58,826	1,061
Deciphera Pharmaceuticals, Inc.*	39,303	2,461
Denali Therapeutics, Inc.*	38,816	899
Eidos Therapeutics, Inc.*	52,274	2,785
Forty Seven, Inc.*	26,204	966
Insmed, Inc.*	55,446	1,139
Karuna Therapeutics, Inc.*	18,634	1,768
Krystal Biotech, Inc.*	34,688	1,813
Myovant Sciences Ltd. (United Kingdom)*(a)	137,135	1,742
NextCure, Inc.*	28,135	1,203
Rocket Pharmaceuticals, Inc.*	69,597	1,425
Stoke Therapeutics, Inc.*	29,312	819
TG Therapeutics, Inc.*	128,378	1,824
Turning Point Therapeutics, Inc.*	43,796	2,562
Twist Bioscience Corp.*	91,980	2,285
uniQure NV (Netherlands)*(a)	12,609	726
Veracyte, Inc.*	73,750	1,936
Total		34,255

Capital Markets 0.96%

Assetmark Financial Holdings, Inc.*	47,153	1,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2020

Investments	Shares	Fair Value (000)
Commercial Banks 0.67%

Sandy Spring Bancorp, Inc.	27,663	$963

Communications Equipment 3.35%

Calix, Inc.*	221,657	2,031
Comtech Telecommunications Corp.	95,963	2,774
Total		4,805

Electronic Equipment, Instruments & Components 3.25%

Knowles Corp.*	57,365	1,132
Napco Security Technologies, Inc.*	44,648	1,313
OSI Systems, Inc.*	25,551	2,211
Total		4,656

Food & Staples Retailing 0.74%

Chefs’ Warehouse, Inc. (The)*	29,050	1,057

Food Products 2.22%

Calavo Growers, Inc.	15,515	1,189
Freshpet, Inc.*	31,742	1,996
Total		3,185

Health Care Equipment & Supplies 9.88%

Axonics Modulation Technologies, Inc.*	75,656	2,196
Glaukos Corp.*	14,203	799
iRhythm Technologies, Inc.*	14,060	1,204
Nevro Corp.*	22,380	2,974
OrthoPediatrics Corp.*	44,147	2,028
Shockwave Medical, Inc.*	35,459	1,540
Silk Road Medical, Inc.*	52,003	2,420
Tactile Systems Technology, Inc.*	17,973	1,010
Total		14,171

Health Care Technology 3.69%

Health Catalyst, Inc.*	28,497	930
Inspire Medical Systems, Inc.*	47,029	3,518
Phreesia, Inc.*	27,297	846
Total		5,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2020

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 0.79%

Kura Sushi USA, Inc. Class A*	50,403	$1,135

Household Durables 2.53%

LGI Homes, Inc.*	33,139	2,643
Sonos, Inc.*	71,316	978
Total		3,621

Information Technology Services 4.61%

Endava plc ADR*	60,241	2,781
I3 Verticals, Inc. Class A*	59,174	1,911
Limelight Networks, Inc.*	384,284	1,918
Total		6,610

Insurance 3.34%

eHealth, Inc.*	21,783	2,290
Goosehead Insurance, Inc. Class A	16,324	852
Trupanion, Inc.*	51,562	1,646
Total		4,788

Interactive Media & Services 2.35%

Eventbrite, Inc. Class A*	50,573	1,070
EverQuote, Inc. Class A*	62,729	2,301
Total		3,371

Internet & Direct Marketing Retail 2.38%

Fiverr International Ltd. (Israel)*(a)	59,520	1,553
RealReal, Inc. (The)*	80,673	1,167
Rubicon Project, Inc. (The)*	73,949	692
Total		3,412

Internet Software & Services 1.74%

Cardlytics, Inc.*	18,773	1,575
LivePerson, Inc.*	22,472	922
Total		2,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2020

Investments	Shares	Fair Value (000)
Leisure Products 3.26%

Malibu Boats, Inc. Class A*	64,762	$2,836
YETI Holdings, Inc.*	50,376	1,832
Total		4,668

Machinery 5.34%

Federal Signal Corp.	79,684	2,563
Kornit Digital Ltd. (Israel)*(a)	63,205	2,641
SPX Corp.*	49,996	2,453
Total		7,657

Pharmaceuticals 0.73%

MyoKardia, Inc.*	15,329	1,043

Professional Services 0.50%

Willdan Group, Inc.*	21,415	709

Real Estate Management & Development 2.16%

Redfin Corp.*	127,033	3,091

Semiconductors & Semiconductor Equipment 4.73%

CEVA, Inc.*	55,652	1,522
Ichor Holdings Ltd.*	69,451	2,319
Impinj, Inc.*	46,549	1,498
Rambus, Inc.*	91,042	1,445
Total		6,784

Software 8.91%

8x8, Inc.*	47,225	879
Agilysys, Inc.*	70,411	2,288
Appian Corp.*	40,919	2,089
CERENCE, Inc.*	66,626	1,422
Everbridge, Inc.*	10,431	946
Sprout Social, Inc.*	85,290	1,751
SVMK, Inc.*	106,472	1,879
Upland Software, Inc.*	38,979	1,522
Total		12,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2020

Investments	Shares	Fair Value (000)
Specialty Retail 1.74%

Boot Barn Holdings, Inc.*	32,643	$1,370
Sleep Number Corp.*	21,810	1,125
Total		2,495

Wireless Telecommunication Services 1.12%

Gogo, Inc.*	304,965	1,604
Total Common Stocks (cost $110,343,101)		141,539

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.66%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $2,240,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2021; value: $2,425,250; proceeds: $2,376,087 (cost $2,375,919)	$2,376	2,376
Total Investments in Securities 100.38% (cost $112,719,020)		143,915
Liabilities in Excess of Other Assets (0.38)%		(539)
Net Assets 100.00%		$143,376

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$141,539	$—	$—	$141,539
Short-Term Investment
Repurchase Agreement	—	2,376	—	2,376
Total	$141,539	$2,376	$—	$143,915

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.92%

Aerospace & Defense 2.05%

Teledyne Technologies, Inc.*	99,470	$36,313

Auto Components 4.75%

Dorman Products, Inc.*	355,695	24,827
LCI Industries	315,264	34,039
Lear Corp.	204,700	25,215
Total		84,081

Banks 5.75%

Bank of Hawaii Corp.	315,727	28,289
Cullen/Frost Bankers, Inc.	265,357	23,659
East West Bancorp, Inc.	385,814	17,686
First Republic Bank	288,348	31,972
Total		101,606

Beverages 0.89%

Cott Corp.	1,025,168	15,675

Building Products 4.73%

A.O. Smith Corp.	580,342	24,775
Allegion plc (Ireland)(a)	220,887	28,565
Simpson Manufacturing Co., Inc.	366,296	30,282
Total		83,622

Capital Markets 2.22%

Ares Capital Corp.	1,447,793	27,248
Hamilton Lane, Inc. Class A	184,146	11,960
Total		39,208

Chemicals 3.98%

Axalta Coating Systems Ltd.*	917,358	26,429
PolyOne Corp.	633,422	21,017
Valvoline, Inc.	1,086,680	22,907
Total		70,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2020

Investments	Shares	Fair Value (000)
Containers & Packaging 1.57%

Avery Dennison Corp.	212,203	$27,850

Electric: Utilities 1.73%

Portland General Electric Co.	497,939	30,623

Electrical Equipment 3.94%

Acuity Brands, Inc.	210,093	24,764
AMETEK, Inc.	293,721	28,535
Generac Holdings, Inc.*	157,698	16,336
Total		69,635

Electronic Equipment, Instruments & Components 3.60%

FLIR Systems, Inc.	743,260	38,308
Littelfuse, Inc.	143,040	25,305
Total		63,613

Energy Equipment & Services 0.83%

Apergy Corp.*	568,392	14,699

Equity Real Estate Investment Trusts 4.63%

Alexandria Real Estate Equities, Inc.	166,718	27,208
First Industrial Realty Trust, Inc.	643,836	27,492
UDR, Inc.	565,536	27,095
Total		81,795

Health Care Equipment & Supplies 7.58%

Cooper Cos., Inc. (The)	73,660	25,552
Hill-Rom Holdings, Inc.	213,098	22,693
LivaNova plc (United Kingdom)*(a)	329,497	22,396
STERIS plc	223,184	33,631
Teleflex, Inc.	23,553	8,750
Varian Medical Systems, Inc.*	150,215	21,116
Total		134,138

Health Care Providers & Services 0.89%

Encompass Health Corp.	205,327	15,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2020

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 1.50%

Dunkin’ Brands Group, Inc.	339,457	$26,508

Industrial Conglomerates 1.81%

Carlisle Cos., Inc.	205,388	32,088

Information Technology Services 6.66%

Amdocs Ltd.	353,126	25,408
Booz Allen Hamilton Holding Corp.	469,585	36,646
EPAM Systems, Inc.*	59,787	13,640
Jack Henry & Associates, Inc.	151,079	22,592
MAXIMUS, Inc.	271,540	19,483
Total		117,769

Insurance 8.92%

Arch Capital Group Ltd.*	337,285	14,895
Argo Group International Holdings Ltd.	196,451	12,887
Axis Capital Holdings Ltd.	302,425	19,431
Brown & Brown, Inc.	473,921	21,279
Globe Life, Inc.	260,664	27,177
Hanover Insurance Group, Inc. (The)	226,038	31,324
RenaissanceRe Holdings Ltd.	162,648	30,812
Total		157,805

Life Sciences Tools & Services 5.68%

Bio-Techne Corp.	87,337	18,338
Charles River Laboratories International, Inc.*	235,094	36,341
ICON plc (Ireland)*(a)	171,817	28,972
PerkinElmer, Inc.	182,529	16,880
Total		100,531

Machinery 2.42%

Crane Co.	323,295	27,629
Toro Co. (The)	189,947	15,199
Total		42,828

Media 1.26%

Interpublic Group of Cos., Inc. (The)	984,193	22,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2020

Investments	Shares	Fair Value (000)
Metals & Mining 1.75%

Reliance Steel & Aluminum Co.	269,529	$30,942

Multi-Utilities 3.23%

CMS Energy Corp.	411,699	28,205
NorthWestern Corp.	374,962	28,861
Total		57,066

Oil, Gas & Consumable Fuels 1.91%

Concho Resources, Inc.	172,764	13,092
Par Pacific Holdings, Inc.*	355,895	7,161
Parsley Energy, Inc. Class A	811,373	13,501
Total		33,754

Real Estate Management & Development 0.97%

Marcus & Millichap, Inc.*	486,500	17,222

Road & Rail 3.22%

Landstar System, Inc.	278,200	30,810
Old Dominion Freight Line, Inc.	132,975	26,094
Total		56,904

Semiconductors & Semiconductor Equipment 5.04%

Entegris, Inc.	720,859	37,312
Monolithic Power Systems, Inc.	125,667	21,510
Teradyne, Inc.	459,233	30,305
Total		89,127

Software 1.58%

Cadence Design Systems, Inc.*	182,637	13,170
Synopsys, Inc.*	100,654	14,847
Total		28,017

Specialty Retail 1.73%

Burlington Stores, Inc.*	140,761	30,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2020

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.57%

Columbia Sportswear Co.	295,748	$27,777

Water Utilities 1.53%

American Water Works Co., Inc.	198,471	27,032
Total Common Stocks (cost $1,426,255,733)		1,767,349

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.80%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $14,120,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $14,331,758; proceeds: $14,049,419 (cost $14,048,424)	$14,048	14,048
Total Investments in Securities 100.72% (cost $1,440,304,157)		1,781,397
Liabilities in Excess of Other Assets (0.72)%		(12,665)
Net Assets 100.00%		$1,768,732

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,767,349	$—	$—	$1,767,349
Short-Term Investment
Repurchase Agreement	—	14,048	—	14,048
Total	$1,767,349	$14,048	$—	$1,781,397

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Durable Growth Fund (“Durable Growth Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Research Fund (“Global Equity Research Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2020:

Alpha Strategy Fund

Affiliated Issuer	Balance of Shares Held at 10/31/2019	Gross Additions	Gross Sales	Balance of Shares Held at 01/31/2020	Fair Value at 01/31/2020	Net Realized Gain 11/1/2019 to 01/31/2020		Dividend Income 11/1/2019 to 01/31/2020	Change in Appreciation (Depreciation) 11/1/2019 to 01/31/2020
Lord Abbett Developing Growth Fund, Inc. - Class I	6,293,405	1,219,795	(266,905)	7,246,295	$181,084,903	$27,886,073	(a)	$—	$(14,655,454)
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	3,528,280	644,398	(352,832)	3,819,846	90,110,162	12,638,672	(b)	—	(9,117,079)
Lord Abbett Securities Trust - International Opportunities Fund - Class I	11,395,952	198,149	(817,233)	10,776,868	178,788,242	2,726,524		2,763,597	(1,538,189)

Notes to Schedule of Investments (unaudited)(concluded)

Affiliated Issuer	Balance of Shares Held at 10/31/2019	Gross Additions	Gross Sales	Balance of Shares Held at 01/31/2020	Fair Value at 01/31/2020	Net Realized Gain 11/1/2019 to 01/31/2020		Dividend Income 11/1/2019 to 01/31/2020	Change in Appreciation (Depreciation) 11/1/2019 to 01/31/2020
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,576,731	934,014	(709,364)	5,801,381	$91,371,743	$12,361,415	(c)	$—	$2,052,623
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	8,905,270	1,434,170	(534,375)	9,805,065	180,119,037	16,953,028	(d)	880,425	(14,199,055)
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	9,590,809	1,133,849	(787,339)	9,937,319	181,356,070	19,827,206	(e)	1,099,546	(11,411,841)
Total					$902,830,157	$92,392,918		$3,644,022	$(48,868,995)

(a)	Includes $28,247,947 of distributed capital gains.
(b)	Includes $13,929,615 of distributed capital gains.
(c)	Includes $13,216,296 of distributed capital gains.
(d)	Includes $25,232,472 of distributed capital gains.
(e)	Includes $18,946,901 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2020, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.-Class I	20.04%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund -Class I	19.94%
Lord Abbett Securities Trust-Focused Small-Cap Value Fund-Class I	9.98%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	19.79%
Lord Abbett Securities Trust-Micro-Cap Growth Fund-Class I	10.11%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	20.07%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2020, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Generac Holdings, Inc.	2.51%
YETI Holdings, Inc.	2.22%
Repligen Corp.	2.10%
Inphi Corp.	2.07%
Inspire Medical Systems, Inc.	2.04%
Paylocity Holding Corp.	1.89%
Five9, Inc.	1.79%
Planet Fitness, Inc. Class A	1.78%
Nevro Corp.	1.66%
Bright Horizons Family Solutions, Inc.	1.60%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.39%
Consumer Staples	4.50%
Financials	5.13%
Health Care	30.49%
Industrials	10.16%
Information Technology	30.91%
Real Estate	1.34%
Repurchase Agreement	1.08%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Masonite International Corp.	3.17%
Malibu Boats, Inc. Class A	3.11%
Opus Bank	2.69%
BankUnited, Inc.	2.68%
Thor Industries, Inc. A	2.63%
Spectrum Brands Holdings, Inc.	2.60%
Arcosa, Inc.	2.53%
Alamo Group, Inc.	2.44%
Comfort Systems USA, Inc.	2.44%
LCI Industries	2.42%

Holdings by Sector*	% of Investments
Communication Services	3.98%
Consumer Discretionary	15.87%
Consumer Staples	2.60%
Energy	4.90%
Financials	29.80%
Health Care	4.24%
Industrials	22.51%
Information Technology	6.59%
Materials	4.69%
Real Estate	3.01%
Repurchase Agreement	1.81%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Opportunities Fund

Ten Largest Holdings	% of Investments
SHO-BOND Holdings Co., Ltd.	2.20%
CAE, Inc.	2.18%
Lancashire Holdings Ltd.	2.17%
Azbil Corp.	2.09%
VanEck Vectors Junior Gold Miners	2.00%
PATRIZIA AG	1.93%
SIG Combibloc Group AG	1.88%
Man Group plc	1.69%
REN - Redes Energeticas Nacionais SGPS SA	1.68%
Anima Holding SpA	1.67%

Holdings by Sector*	% of Investments
Communication Services	5.21%
Consumer Discretionary	9.33%
Consumer Staples	6.24%
Financials	17.00%
Health Care	6.46%
Industrials	19.25%
Information Technology	10.93%
Materials	8.84%
Real Estate	8.51%
Repurchase Agreement	5.19%
Utilities	3.04%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Inspire Medical Systems, Inc.	2.44%
Redfin Corp.	2.15%
Nevro Corp.	2.07%
Malibu Boats, Inc. Class A	1.97%
Eidos Therapeutics, Inc.	1.94%
Endava plc ADR	1.93%
Comtech Telecommunications Corp.	1.93%
LGI Homes, Inc.	1.84%
Kornit Digital Ltd. (Israel)	1.84%
Federal Signal Corp.	1.78%

Holdings by Sector*	% of Investments
Communication Services	3.46%
Consumer Discretionary	10.65%
Consumer Staples	2.95%
Financials	6.14%
Health Care	38.05%
Industrials	8.46%
Information Technology	26.49%
Real Estate	2.15%
Repurchase Agreement	1.65%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Portland General Electric Co.	2.15%
Alamo Group, Inc.	2.12%
Malibu Boats, Inc. Class A	2.02%
NorthWestern Corp.	1.98%
TCF Financial Corp.	1.95%
Bank of Hawaii Corp.	1.84%
IDACORP, Inc.	1.83%
Highwoods Properties, Inc.	1.76%
Opus Bank	1.75%
Sterling Bancorp	1.73%

Holdings by Sector*	% of Investments
Communication Services	2.30%
Consumer Discretionary	9.95%
Consumer Staples	1.48%
Energy	3.80%
Financials	30.70%
Health Care	4.09%
Industrials	17.40%
Information Technology	7.16%
Materials	5.61%
Real Estate	8.64%
Utilities	7.25%
Repurchase Agreement	1.62%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Value Opportunities Fund

Ten Largest Holdings	% of Investments
FLIR Systems, Inc.	2.15%
Entegris, Inc.	2.09%
Booz Allen Hamilton Holding Corp.	2.06%
Charles River Laboratories International, Inc.	2.04%
Teledyne Technologies, Inc.	2.04%
LCI Industries	1.91%
STERIS plc	1.89%
Carlisle Cos., Inc.	1.80%
First Republic Bank	1.79%
Hanover Insurance Group, Inc. (The)	1.76%

Holdings by Sector*	% of Investments
Communication Services	1.25%
Consumer Discretionary	9.49%
Consumer Staples	0.88%
Energy	2.72%
Financials	16.76%
Health Care	14.06%
Industrials	18.04%
Information Technology	16.76%
Materials	7.25%
Real Estate	5.56%
Utilities	6.44%
Repurchase Agreement	0.79%
Total	100.00%

*	A sector may comprise several industries.